Significant Accounting Policies (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	41.00%	47.00%	66.00%
Volatility, maximum	63.00%	73.00%	87.00%
Risk-free interest, minimum	4.10%	2.10%	0.10%
Risk-free interest, maximum	5.50%	4.10%	1.30%
Early exercise multiple	2.1	2.2	1.55